Quarterly Holdings Report

for

Fidelity® High Dividend ETF

October 31, 2019

T17-QTLY-1219

1.9880049.103

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.6%

	Shares	Value
COMMUNICATION SERVICES – 2.9%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	49,745	$1,914,685
CenturyLink, Inc. (a)	30,940	400,364
Verizon Communications, Inc.	27,950	1,690,136

		4,005,185

Entertainment – 0.7%
Activision Blizzard, Inc.	12,310	689,729
Cinemark Holdings, Inc.	10,333	378,188
The Walt Disney Co.	11,042	1,434,576
Viacom, Inc. Class B	15,443	332,951
World Wrestling Entertainment, Inc. Class A (a)	5,093	285,412

		3,120,856

Media – 1.2%
Cable One, Inc.	478	633,527
CBS Corp. Class B	9,790	352,832
Comcast Corp. Class A	33,683	1,509,672
Nexstar Media Group, Inc. Class A	5,039	490,244
Omnicom Group, Inc.	6,277	484,522
Sirius XM Holdings, Inc. (a)	75,253	505,700
The Interpublic Group of Cos., Inc.	19,580	425,865
The New York Times Co. Class A	16,326	504,473

		4,906,835

Wireless Telecommunication Services – 0.1%
Telephone & Data Systems, Inc.	11,551	301,366

TOTAL COMMUNICATION SERVICES		12,334,242

CONSUMER DISCRETIONARY – 3.7%
Automobiles – 0.4%
Ford Motor Co.	100,294	861,526
General Motors Co.	24,970	927,885

		1,789,411

Hotels, Restaurants & Leisure – 0.9%
Las Vegas Sands Corp.	13,932	861,555
McDonald’s Corp.	8,084	1,590,123
Starbucks Corp.	16,959	1,434,053

		3,885,731

Household Durables – 0.2%
Persimmon PLC	22,327	658,537

Multiline Retail – 0.4%
Macy’s, Inc. (a)	28,128	426,421
Target Corp.	12,374	1,322,904

		1,749,325

Specialty Retail – 1.3%
L Brands, Inc.	26,230	446,959
Lowe’s Cos., Inc.	11,605	1,295,234
The Home Depot, Inc.	9,932	2,329,848
The TJX Cos., Inc.	20,729	1,195,027

		5,267,068

	Shares	Value
Textiles, Apparel & Luxury Goods – 0.5%
NIKE, Inc. Class B	15,422	$1,381,040
Pandora A/S	16,057	789,571

		2,170,611

TOTAL CONSUMER DISCRETIONARY		15,520,683

CONSUMER STAPLES – 13.2%
Beverages – 2.6%
PepsiCo, Inc.	80,708	11,070,716

Food Products – 1.1%
The Kraft Heinz Co.	146,971	4,751,572

Household Products – 3.1%
The Procter & Gamble Co.	107,480	13,382,335

Tobacco – 6.4%
Altria Group, Inc.	163,096	7,305,070
British American Tobacco PLC	186,194	6,516,857
Imperial Brands PLC	198,034	4,341,402
Philip Morris International, Inc.	110,329	8,985,194

		27,148,523

TOTAL CONSUMER STAPLES		56,353,146

ENERGY – 10.4%
Energy Equipment & Services – 1.3%
Schlumberger Ltd.	168,529	5,509,213

Oil, Gas & Consumable Fuels – 9.1%
Chevron Corp.	86,586	10,056,098
Exxon Mobil Corp.	155,057	10,477,201
Kinder Morgan, Inc.	388,185	7,755,936
Occidental Petroleum Corp.	109,019	4,415,270
Targa Resources Corp.	154,435	6,004,433

		38,708,938

TOTAL ENERGY		44,218,151

FINANCIALS – 20.6%
Banks – 8.0%
Bank of America Corp.	347,264	10,858,945
JPMorgan Chase & Co.	108,325	13,531,959
Wells Fargo & Co.	185,179	9,560,792

		33,951,696

Insurance – 4.6%
MetLife, Inc.	142,683	6,676,138
Old Republic International Corp.	292,384	6,531,859
Prudential Financial, Inc.	69,431	6,327,941

		19,535,938

Mortgage Real Estate Investment Trusts (REITs) – 8.0%
AGNC Investment Corp.	332,370	5,666,909
Annaly Capital Management, Inc.	577,759	5,188,276
Chimera Investment Corp.	308,081	6,241,721
MFA Financial, Inc.	798,582	6,061,237
New Residential Investment Corp.	347,597	5,505,936

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Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Mortgage Real Estate Investment Trusts (REITs) – continued
Two Harbors Investment Corp.	401,793	$5,572,869

		34,236,948

TOTAL FINANCIALS		87,724,582

HEALTH CARE – 7.7%
Biotechnology – 2.6%
AbbVie, Inc.	46,542	3,702,416
Amgen, Inc.	19,897	4,243,035
Gilead Sciences, Inc.	49,538	3,156,066

		11,101,517

Health Care Providers & Services – 0.6%
Cardinal Health, Inc.	56,505	2,794,172

Pharmaceuticals – 4.5%
Bristol-Myers Squibb Co. (a)	68,728	3,942,925
Johnson & Johnson	43,220	5,706,769
Merck & Co., Inc.	58,560	5,074,810
Pfizer, Inc.	113,102	4,339,724

		19,064,228

TOTAL HEALTH CARE		32,959,917

INDUSTRIALS – 3.2%
Aerospace & Defense – 0.7%
Lockheed Martin Corp.	2,475	932,283
The Boeing Co.	3,579	1,216,538
United Technologies Corp.	7,103	1,019,849

		3,168,670

Air Freight & Logistics – 0.2%
Royal Mail PLC	100,798	276,283
United Parcel Service, Inc. Class B	6,876	791,909

		1,068,192

Airlines – 0.1%
Delta Air Lines, Inc.	10,327	568,811

Building Products – 0.2%
Johnson Controls International PLC	15,184	657,923

Electrical Equipment – 0.3%
Eaton Corp. PLC	6,848	596,529
Emerson Electric Co.	8,585	602,238

		1,198,767

Industrial Conglomerates – 0.6%
3M Co.	4,705	776,278
Honeywell International, Inc.	6,203	1,071,444
Jardine Matheson Holdings Ltd.	5,266	300,794
Jardine Strategic Holdings Ltd.	9,100	294,203

		2,442,719

Machinery – 0.5%
Caterpillar, Inc.	5,639	777,054
Illinois Tool Works, Inc.	4,125	695,393
PACCAR, Inc.	7,187	546,643

		2,019,090

	Shares	Value
Professional Services – 0.1%
Randstad N.V.	7,346	$406,700

Road & Rail – 0.4%
Norfolk Southern Corp.	3,492	635,544
Union Pacific Corp.	5,946	983,825

		1,619,369

Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	8,625	372,083

TOTAL INDUSTRIALS		13,522,324

INFORMATION TECHNOLOGY – 16.0%
Communications Equipment – 1.0%
Cisco Systems, Inc.	91,330	4,339,088

IT Services – 0.8%
International Business Machines Corp.	25,015	3,345,256

Semiconductors & Semiconductor Equipment – 4.7%
Applied Materials, Inc.	63,352	3,437,479
Broadcom, Inc.	12,088	3,539,971
Intel Corp.	92,162	5,209,918
QUALCOMM, Inc.	54,598	4,391,863
Texas Instruments, Inc.	30,716	3,624,181

		20,203,412

Software – 3.7%
Micro Focus International PLC	89,835	1,233,499
Microsoft Corp.	101,511	14,553,632

		15,787,131

Technology Hardware, Storage & Peripherals – 5.8%
Apple, Inc.	60,077	14,944,755
Hewlett Packard Enterprise Co.	147,358	2,418,145
HP, Inc.	110,333	1,916,484
Seagate Technology PLC	49,347	2,863,606
Western Digital Corp.	48,912	2,526,305

		24,669,295

TOTAL INFORMATION TECHNOLOGY		68,344,182

REAL ESTATE – 10.6%
Equity Real Estate Investment Trusts (REITs) – 10.2%
American Tower Corp.	22,060	4,810,845
Crown Castle International Corp.	28,874	4,007,422
Iron Mountain, Inc.	74,576	2,446,093
Kimco Realty Corp.	159,898	3,447,401
Park Hotels & Resorts, Inc.	89,853	2,089,082
Prologis, Inc.	47,745	4,190,101
Public Storage	14,617	3,257,545
Sabra Health Care REIT, Inc.	129,730	3,191,358
Senior Housing Properties Trust	193,077	1,916,289
Simon Property Group, Inc.	19,159	2,886,878
Spirit Realty Capital, Inc.	66,990	3,338,782
Uniti Group, Inc.	133,764	925,647
Welltower, Inc.	39,535	3,585,429

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Weyerhaeuser Co.	111,105	$3,245,377

		43,338,249

Real Estate Management & Development – 0.4%
Hongkong Land Holdings Ltd.	364,087	2,002,479

TOTAL REAL ESTATE		45,340,728

UTILITIES – 11.3%
Electric Utilities – 9.8%
Duke Energy Corp.	63,827	6,016,333
Edison International	86,203	5,422,169
Exelon Corp.	111,942	5,092,241
NextEra Energy, Inc.	33,315	7,940,297
PPL Corp.	158,840	5,319,552
SSE PLC	300,119	4,989,724
The Southern Co.	111,209	6,968,356

		41,748,672

Multi-Utilities – 1.5%
Dominion Energy, Inc.	77,765	6,419,501

TOTAL UTILITIES		48,168,173

TOTAL COMMON STOCKS (Cost $407,912,314)		424,486,128

Money Market Funds – 1.3%

	Shares	Value
Fidelity Cash Central Fund, 1.83% (b)	446,638	$446,728
Fidelity Securities Lending Cash Central Fund, 1.84% (b)(c)	5,603,352	5,077,618

TOTAL MONEY MARKET FUNDS (Cost $5,524,371)		5,524,346

TOTAL INVESTMENT IN SECURITIES – 100.9% (Cost $413,436,685)		430,010,474

NET OTHER ASSETS (LIABILITIES) (d) – (0.9%)		(3,877,661)

NET ASSETS – 100.0%		$426,132,813

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Includes $56,700 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts

Purchased	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts	9	December 2019	$1,366,110	$38,680	$38,680

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$1,655

Fidelity Securities Lending Cash Central Fund	2,229

Total	$3,884

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.

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The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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